LEASES	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Leases [Abstract]
LEASES	LEASES
Supplemental balance sheet information related to leases is as follows (in thousands):

Operating Leases	September 30, 2024	March 31, 2024
Operating lease right-of-use asset	$9,164	$9,425

Operating lease liability with other accrued liabilities	1,375	1,256
Operating lease liability, net	9,366	9,621
Total operating lease liabilities	$10,741	$10,877
Components of lease cost were as follows (in thousands):

	Three Months Ended September 30,		Six Months Ended September 30,
Lease Cost	2024	2023	2024	2023
Operating lease cost	$779	$731	$1,491	$1,606
Variable lease cost	82	60	152	182
Total lease cost	$861	$791	$1,643	$1,788

Maturity of Lease Liabilities	Operating Leases
Remainder of fiscal year 2025	$1,389
2026	2,317
2027	1,797
2028	1,568
2029	1,220
Thereafter	12,089
Total lease payments	$20,380
Less: imputed interest	(9,639)
Present value of lease liabilities	$10,741

Lease Term and Discount Rate	September 30, 2024	March 31, 2024
Weighted average remaining operating lease term (years)	10.15	10.53
Weighted average discount rate for operating leases	12.6%	12.6%
Operating cash outflows related to operating leases totaled $1.4 million and $1.6 million for the six months ended September 30, 2024 and 2023, respectively.
LEASES
Supplemental balance sheet information related to leases is as follows (in thousands):

	Year Ended March 31,
Operating leases	2024	2023	2022
Operating lease right-of-use assets	$9,425	$10,291	$11,107
Other current liabilities	$1,256	$1,364	$1,727
Operating lease liability	9,621	10,169	9,891
Total operating lease liabilities	$10,877	$11,533	$11,618
The components of lease expense were as follows (in thousands):

	Year Ended March 31,
Lease expense	2024	2023	2022
Operating lease expense	$3,007	$4,276	$3,727
Variable lease expense	291	753	643
Short-term lease expense	—	—	15
Total lease expense	$3,298	$5,029	$4,385

Maturity of Lease Liabilities	Operating Leases
2024	$2,538
2025	2,062
2026	1,714
2027	1,523
2028	1,207
Thereafter	12,083
Total lease payments	$21,127
Less: Imputed interest	(10,250)
Present value of lease liabilities	$10,877

Lease Term and Discount Rate	March 31,
	2024	2023	2022
Weighted average remaining operating lease term (years)	10.53	10.85	10.88
Weighted average discount rate for operating leases	12.64%	12.66%	12.9%
Operating cash outflows related to operating leases totaled $2.9 million, $3.5 million and $3.7 million for the fiscal years ended March 31, 2024, March 31, 2023, and March 31, 2022, respectively.